Earnings (loss) per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Profit (Loss) Attributable to Equity Holders of the Parent and the Share Data Used in the Basic and Diluted EPS Computations

The following table reflects the profit (loss) attributable to equity holders of the parent and the share data used in the basic and diluted EPS computations:

	2018			2017
	Class A	Class B	Total	Class A	Class B	Total
Profit (loss) attributable to equity holders of the parent	(37,047)	(45,333)	(82,380)	19,902	24,353	44,255
Weighted average number of common shares outstanding (thousand)	22,603	27,658		22,603	27,658
Effects of dilution from:
Share-based compensation plan (thousands)	—	—		931	—
Basic earnings (loss) per share - R$	(1.64)	(1.64)		0.88	0.88
Diluted earnings (loss) per share - R$	(1.64)	(1.64)		0.85	0.85

	2016
	Class A	Class B	Total
Profit attributable to equity holders of the parent	33,786	41,343	75,129
Weighted average number of common shares outstanding (thousand)	22,603	27,658
Effects of dilution from:
Share-based compensation plan (thousands)	931	—
Basic earnings per share - R$	1.49	1.49
Diluted earnings per share - R$	1.44	1.45